Intangible Assets - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) license	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Amortization expense for intangible assets	$ 26	$ 24	$ 26
Estimated amortization expense
2021	21
2022	20
2023	19
2024	17
2025	$ 17
Auction 103 | UScellular
Indefinite-lived Intangible Assets [Line Items]
Licenses won | license	237
Total winning bid	$ 146